Fair Value Measurements (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Marketable securities held in Trust Account	$ 305,037,224
Fair Value Measurements Recurring [Member] | Level 1 [Member]
Marketable securities held in Trust Account	$ 305,037,224	$ 304,283,025